Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Changes in the Allowance for Loan Losses and Loan Balances Outstanding	The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2018, 2017 and 2016. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors

Allowance for loan losses:

December 31, 2018	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,562	$(249)	$169	$265	$1,747
Commercial Real Estate:
Owner Occupied	2,043	(193)	158	(46)	1,962
Non-Owner Occupied	5,307	(153)	28	621	5,803
Residential Real Estate	1,910	(105)	208	(482)	1,531
Real Estate Construction	834	—	—	212	1,046
Farm Real Estate	430	—	5	(38)	397
Consumer and Other	290	(203)	100	97	284
Unallocated	758	—	—	151	909
Total	$13,134	$(903)	$668	$780	$13,679

Allowance for loan losses:

December 31, 2017	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,018	$(11)	$372	$(817)	$1,562
Commercial Real Estate:
Owner Occupied	2,171	(328)	69	131	2,043
Non-Owner Occupied	4,606	(38)	46	693	5,307
Residential Real Estate	3,089	(400)	194	(973)	1,910
Real Estate Construction	420	—	44	370	834
Farm Real Estate	442	—	3	(15)	430
Consumer and Other	314	(165)	43	98	290
Unallocated	245	—	—	513	758
Total	$13,305	$(942)	$771	$—	$13,134

Allowance for loan losses:

December 31, 2016	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,478	$(880)	$105	$1,315	$2,018
Commercial Real Estate:
Owner Occupied	2,467	(228)	56	(124)	2,171
Non-Owner Occupied	4,657	(23)	1,372	(1,400)	4,606
Residential Real Estate	4,086	(455)	479	(1,021)	3,089
Real Estate Construction	371	(115)	12	152	420
Farm Real Estate	538	—	—	(96)	442
Consumer and Other	382	(125)	46	11	314
Unallocated	382	—	—	(137)	245
Total	$14,361	$(1,826)	$2,070	$(1,300)	$13,305

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2018 and December 31, 2017.

December 31, 2018	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$1,747	$1,747
Commercial Real Estate:
Owner Occupied	—	12	1,950	1,962
Non-Owner Occupied	—	—	5,803	5,803
Residential Real Estate	8	122	1,401	1,531
Real Estate Construction	—	—	1,046	1,046
Farm Real Estate	—	7	390	397
Consumer and Other	—	—	284	284
Unallocated	—	—	909	909
Total	$8	$141	$13,530	$13,679

Outstanding loan balances:
Commercial & Agriculture	$41	$367	$176,693	$177,101
Commercial Real Estate:
Owner Occupied	—	484	209,637	210,121
Non-Owner Occupied	—	31	523,567	523,598
Residential Real Estate	883	1,279	455,688	457,850
Real Estate Construction	—	—	135,195	135,195
Farm Real Estate	—	696	37,817	38,513
Consumer and Other	—	—	19,563	19,563
Total	$924	$2,857	$1,558,160	$1,561,941

December 31, 2017	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$82	$4	$1,476	$1,562
Commercial Real Estate:
Owner Occupied	—	6	2,037	2,043
Non-Owner Occupied	—	—	5,307	5,307
Residential Real Estate	44	109	1,757	1,910
Real Estate Construction	—	—	834	834
Farm Real Estate	—	6	424	430
Consumer and Other	—	—	290	290
Unallocated	—	—	758	758
Total	$126	$125	$12,883	$13,134

Outstanding loan balances:
Commercial & Agriculture	$87	$438	$151,948	$152,473
Commercial Real Estate:
Owner Occupied	—	1,010	163,089	164,099
Non-Owner Occupied	—	44	425,579	425,623
Residential Real Estate	128	1,360	267,247	268,735
Real Estate Construction	—	—	97,531	97,531
Farm Real Estate	—	608	38,853	39,461
Consumer and Other	—	—	16,739	16,739
Total	$215	$3,460	$1,160,986	$1,164,661

Credit Exposures by Internally Assigned Grades
December 31, 2018	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$173,783	$1,509	$1,809	$—	$177,101
Commercial Real Estate:
Owner Occupied	201,228	3,512	5,381	—	210,121
Non-Owner Occupied	520,487	2,023	1,088	—	523,598
Residential Real Estate	70,908	580	7,363	—	78,851
Real Estate Construction	124,769	13	41	—	124,823
Farm Real Estate	32,908	3,096	2,509	—	38,513
Consumer and Other	1,713	—	20	—	1,733
Total	$1,125,796	$10,733	$18,211	$—	$1,154,740

December 31, 2017	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$140,842	$8,412	$3,219	$—	$152,473
Commercial Real Estate:
Owner Occupied	155,756	1,166	7,177	—	164,099
Non-Owner Occupied	422,363	2,321	939	—	425,623
Residential Real Estate	62,628	1,997	5,873	—	70,498
Real Estate Construction	91,545	15	27	—	91,587
Farm Real Estate	25,228	11,236	2,997	—	39,461
Consumer and Other	1,312	—	70	—	1,382
Total	$899,674	$25,147	$20,302	$—	$945,123

Performing and Nonperforming Loans	Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.
December 31, 2018	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$378,999	$10,372	$17,830	$407,201
Nonperforming	—	—	—	—
Total	$378,999	$10,372	$17,830	$407,201

December 31, 2017	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$198,237	$5,944	$15,341	$219,522
Nonperforming	—	—	16	16
Total	$198,237	$5,944	$15,357	$219,538

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2018 and 2017.

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$225	$—	$92	$317	$176,743	$41	$177,101	$—
Commercial Real Estate:
Owner Occupied	547	413	564	1,524	208,597	—	210,121	—
Non-Owner Occupied	288	290	372	950	522,648	—	523,598	—
Residential Real Estate	7,118	677	806	8,601	448,366	883	457,850	—
Real Estate Construction	—	12	27	39	135,156	—	135,195	—
Farm Real Estate	33	—	158	191	38,322	—	38,513	—
Consumer and Other	117	57	9	183	19,380	—	19,563	—
Total	$8,328	$1,449	$2,028	$11,805	$1,549,212	$924	$1,561,941	$—
December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$575	$2	$685	$1,262	$151,124	$87	$152,473	$—
Commercial Real Estate:
Owner Occupied	897	104	484	1,485	162,614	—	164,099	—
Non-Owner Occupied	133	—	470	603	425,020	—	425,623	—
Residential Real Estate	1,613	229	785	2,627	265,980	128	268,735	—
Real Estate Construction	—	—	27	27	97,504	—	97,531	—
Farm Real Estate	27	—	186	213	39,248	—	39,461	—
Consumer and Other	92	96	16	204	16,535	—	16,739	16
Total	$3,337	$431	$2,653	$6,421	$1,158,025	$215	$1,164,661	$16

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2018 and 2017.

	2018	2017
Commercial & Agriculture	$270	$887
Commercial Real Estate:
Owner Occupied	942	1,476
Non-Owner Occupied	374	711
Residential Real Estate	3,886	2,778
Real Estate Construction	41	27
Farm Real Estate	338	186
Consumer and Other	18	67
Total	$5,869	$6,132

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2018, 2017 and 2016 were as follows:

	For the Twelve Month Period Ended December 31, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	23	23
Real Estate Construction	—	—	—
Farm Real Estate	1	110	110
Consumer and Other	—	—	—
Total Loan Modifications	2	$133	$133
For the Twelve Month Period Ended December 31, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	13	13
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$13	$13

	For the Twelve Month Period Ended December 31, 2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	4	$529	$529
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	2	308	308
Real Estate Construction	—	—	—
Farm Real Estate	3	700	700
Consumer and Other	—	—	—
Total Loan Modifications	9	$1,537	$1,537

Impaired Financing Receivables Excluding PCI Loans

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2018 and 2017.

	December 31, 2018			December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$367	$367		$—	$—
Commercial Real Estate:
Owner Occupied	193	193		693	913
Non-Owner Occupied	31	34		44	48
Residential Real Estate	1,017	1,089		977	1,049
Farm Real Estate	256	256		148	148
Consumer and Other	—	—		—	—
Total	1,864	1,939		1,862	2,158
With an allowance recorded:
Commercial & Agriculture	—	—	$—	438	438	$4
Commercial Real Estate:
Owner Occupied	291	291	12	317	317	6
Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	262	265	122	383	387	109
Farm Real Estate	440	440	7	460	460	6
Total	993	996	141	1,598	1,602	125
Total:
Commercial & Agriculture	367	367	—	438	438	4
Commercial Real Estate:
Owner Occupied	484	484	12	1,010	1,230	6
Non-Owner Occupied	31	34	—	44	48	—
Residential Real Estate	1,279	1,354	122	1,360	1,436	109
Farm Real Estate	696	696	7	608	608	6
Consumer and Other	—	—	—	—	—	—
Total	$2,857	$2,935	$141	$3,460	$3,760	$125

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2018, 2017 and 2016.

For the year ended:	December 31, 2018		December 31, 2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$636	$25	$1,375	$34
Commercial Real Estate:
Owner Occupied	610	33	1,507	75
Non-Owner Occupied	39	5	233	6
Residential Real Estate	1,519	75	1,515	73
Real Estate Construction	—	—	—	—
Farm Real Estate	716	29	613	28
Consumer and Other	—	—	—	—
Total	$3,520	$167	$5,243	$216
For the year ended:	December 31, 2016
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$2,036	$40
Commercial Real Estate:
Owner Occupied	1,847	862
Non-Owner Occupied	1,039	83
Residential Real Estate	1,787	175
Real Estate Construction	—	1
Farm Real Estate	1,006	95
Consumer and Other	2	—
Total	$7,717	$1,256

Schedule of Changes in Amortized Yield for PCI Loans

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2018	At December 31, 2017
	(In Thousands)	(In Thousands)
Balance at beginning of period	$15	$49
Acquisition of PCI loans	334	—
Accretion	(13)	(34)
Balance at end of period	$336	$15

Schedule of Loans Components of Purchase Accounting Adjustments	The table below presents the components of the purchase accounting adjustments.
September 14, 2018
(In Thousands)
Contractually required payments	$2,353
Non-accretable discount	(1,141)
Expected cash flows	1,212
Accretable discount	(334)
Estimated fair value	$878

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2018	At December 31, 2017
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$1,805	$775
Carrying amount	924	215